Investments (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments
Carrying Value	$ 20,158	$ 25,357
Less valuation allowance	(386)	(398)
Net commercial mortgage loans	19,772	24,959
Fixed maturity securities
Investments
Fixed maturity securities on deposit with various governmental authorities	797	737
70% and less | Maximum
Investments
Loan-to-value percentage	70.00%
71 - 80% | Minimum
Investments
Loan-to-value percentage	71.00%
71 - 80% | Maximum
Investments
Loan-to-value percentage	80.00%
81 - 95% | Minimum
Investments
Loan-to-value percentage	81.00%
81 - 95% | Maximum
Investments
Loan-to-value percentage	95.00%
Commercial mortgage loans
Investments
% of Gross Mortgage Loans	100.00%	100.00%
Debt-Service Coverage ratio	2.00	2.01
Decrease in loan valuation allowance	12	114
Commercial mortgage loans | Minimum
Investments
Carrying Value	373	385
Commercial mortgage loans | Maximum
Investments
Carrying Value	1,880	2,402
Commercial mortgage loans | 70% and less
Investments
Carrying Value	15,073	17,166
% of Gross Mortgage Loans	74.80%	67.70%
Debt-Service Coverage ratio	2.28	2.41
Commercial mortgage loans | 71 - 80%
Investments
Carrying Value	2,266	2,972
% of Gross Mortgage Loans	11.20%	11.70%
Debt-Service Coverage ratio	1.15	1.14
Commercial mortgage loans | 81 - 95%
Investments
Carrying Value	$ 2,819	$ 5,219
% of Gross Mortgage Loans	14.00%	20.60%
Debt-Service Coverage ratio	1.15	1.16
Commercial mortgage loans | Investment portfolio | Geographic Concentration Risk | Washington, Colorado and California
Investments
Concentration percentage	43.00%